Events After The Reporting Period	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of events after reporting period
27.	Events after the reporting period

a)
On February 1, 2021, the Company entered into a lease agreement for a warehouse facility located in Victoria, BC. The lease is for a
5-year
term commencing February 1, 2021 and expiring on January 31, 2026. The facility comprises approximately
6,288
square feet of warehousing space. Pursuant to the lease agreement, the annual base rent is $
94,320
per annum for years
1-2,
and $
100,608
per annum for years
3-5.
The Company paid a security deposit of $60,784, plus GST, which is included in prepaids and deposits at December 31, 2020.

b)
On February 24, 2021, the Company completed the acquisition of The Cultured Nut Inc. pursuant to a share purchase agreement. In consideration for the acquisition, the Company issued 139,676 common shares, paid $1,000,000 and agreed to pay $1,000,000 upon the successful achievement of certain milestones related to the integration of The Cultured Nut Inc.’s business over a 12 month period.

c)
On March 11, 2021, the Company completed the acquisition of Lloyd-James Marketing Group Inc. pursuant to a share purchase agreement. In consideration for the acquisition, the Company issued 62,329 common shares, paid $325,000 and agreed to pay $350,000 upon the successful achievement of certain milestones related to the achievement of specific sales targets during the fiscal period ended December 31, 2021.

d)
Subsequent to December 31, 2020, the Company issued a total of 99,167 common shares pursuant to the exercise of stock options with exercise prices ranging between $0.25 per share and $1.74 per share for gross proceeds of $209,118.

e)
Subsequent to December 31, 2020, the Company issued a total of 350,183 common shares and 273,867 units pursuant to the exercise of warrants with exercise prices ranging between $1.30 per share and $4.50 per share for gross proceeds of $2,201,983 of which $19,500 was received at December 31, 2020. Each unit consisted of one common share and one-half
of one warrant with exercise prices ranging between $2.00 and $4.50 with terms ranging until between February 7, 2022, and June 4, 2022.

f)
Subsequent to December 31, 2020, the Company granted a total of
4,580,000
stock options. The stock options granted have exercise prices ranging between $
5.72
per share and $
7.10
per share and expiry dates ranging between January 4, 2024 and January 29, 2026.

g)	Subsequent to December 31, 2020, the Company issued a total of 34,303 common shares for marketing services.

h)	Subsequent to December 31, 2020, 120,000 unvested stock options were cancelled due to the departure of three employees.